Note 25 - Post-employment and other employee benefit commitments	12 Months Ended
Dec. 31, 2017
Post-employment and other employee benefit commitments
Post-Employment and other employee benefit commitments

Post-employment and other employee benefit commitments

As stated in Note 2.2.12, the Group has assumed commitments with employees including short-term employee benefits (see Note 44.1), defined contribution and defined benefit plans (see Glossary), healthcare and other long-term employee benefits.

The Group sponsors defined-contribution plans for the majority of its active employees with the plans in Spain and Mexico being the most significant. Most defined benefit plans are closed to new employees with liabilities relating largely to retired employees, the most significant being those in Spain, Mexico, the United States and Turkey. In Mexico, the Group provides medical benefits to a closed group of employees and their family members, both active service and in retirees.

The breakdown of the balance sheet net defined benefit liability as of December 31, 2017, 2016 and 2015 is provided below

Net Defined Benefit Liability (asset) on the Consolidated Balance Sheet (Millions of euros)
	2017	2016	2015
Pension commitments	4,969	5,277	5,306
Early retirement commitments	2,210	2,559	2,855
Medical benefits commitments	1,204	1,015	1,023
Other long term employee benefits	67	69	68
Total commitments	8,451	8,920	9,252
Pension plan assets	1,892	1,909	1,974
Medical benefit plan assets	1,114	1,113	1,149
Total plan assets (1)	3,006	3,022	3,124

Total net liability / asset on the consolidated balance sheet	5,445	5,898	6,128
Of which:
Net asset on the consolidated balance sheet (2)	(27)	(194)	(238)
Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	5,407	6,025	6,299
Net liability on the consolidated balance sheet for other long term employee benefits (4)	67	69	68

(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of 142€ million which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.

(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).

(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet (see Note 24).

(4) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet.

Consolidated Income Statement Impact (Millions of euros)
	Notes	2017	2016	2015
Interest and similar expenses		71	96	108
Interest expense		294	303	309
Interest income		(223)	(207)	(201)
Personnel expenses		149	154	141
Defined contribution plan expense	44.1	87	87	84
Defined benefit plan expense	44.1	62	67	57
Provisions (net)	46	343	332	592
Early retirement expense		227	236	502
Past service cost expense		3	(2)	26
Remeasurements (*)		31	3	20
Other provision expenses		82	95	44
Total impact on Consolidated Income Statement: Debit (Credit)		563	582	841

(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).

The amounts relating to post-employment benefits charged to the consolidated balance sheet correspond to the actuarial gains (losses) on remeasurement of the net defined benefit liability relating to pension and medical commitments before income taxes. As of December 31, 2017, 2016 and 2015 are as follows

Equity Impact (Millions of euros)
	2017	2016	2015
Defined benefit plans	(40)	237	128
Post-employment medical benefits	179	119	7
Total impact on equity: Debit (Credit) (*)	140	356	135

Defined benefit plans

Defined benefit commitments relate mainly to employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. For the latter, the Group pays the required premiums to fully insure the related liability. The change in these pension commitments during the years ended December 31, 2017, 2016 and 2015 is presented below

Defined Benefits (Millions of euros)
	2017			2016			2015
	Defined Benefit Obligation	Plan Assets	Net Liability (asset)	Defined Benefit Obligation	Plan Assets	Net Liability (asset)	Defined Benefit Obligation	Plan Assets	Net Liability (asset)
Balance at the beginning	8,851	3,022	5,829	9,184	3,124	6,060	8,622	2,937	5,685
Current service cost	64	-	64	67	-	67	57	-	57
Interest income or expense	290	223	68	299	207	92	309	201	108
Contributions by plan participants	4	4	-	5	5	-	2	2	-
Employer contributions	-	25	(25)	-	154	(154)	-	8	(8)
Past service costs (1)	231	-	231	235	-	235	530	-	530
Remeasurements:	331	161	171	354	(5)	359	42	(113)	155
Return on plan assets (2)	-	161	(161)	-	(20)	20	-	(106)	106
From changes in demographic assumptions	100	-	100	107	-	107	8	-	8
From changes in financial assumptions	220	-	220	106	-	106	(53)	-	(53)
Other actuarial gain and losses	12	-	12	141	15	125	88	(7)	94
Benefit payments	(1,029)	(169)	(861)	(1,052)	(169)	(883)	(1,086)	(146)	(940)
Settlement payments	-	-	-	(43)	-	(43)	(2)	(17)	15
Business combinations and disposals	-	-	-	-	-	-	795	321	474
Effect on changes in foreign exchange rates	(278)	(258)	(19)	(282)	(293)	11	(136)	(98)	(38)
Conversions to defined contributions	(82)	-	(82)	-	-	-	-	-	-
Other effects	(1)	(1)	-	84	-	84	50	28	22
Balance at the end	8,384	3,006	5,378	8,851	3,022	5,829	9,184	3,124	6,060
Of which
Spain	5,442	320	5,122	6,157	358	5,799	6,491	380	6,111
Mexico	1,661	1,602	60	1,456	1,627	(171)	1,527	1,745	(219)
The United States	360	309	51	385	339	46	362	329	33
Turkey	520	424	96	447	348	99	435	337	98

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

The balance under the heading “Provisions - Pensions and other post-employment defined benefit obligations” of the accompanying consolidated balance sheet as of December 31, 2017 includes €341 million relating to post-employment benefit commitments to former members of the Board of Directors and the Bank’s Management (see Note 54).

The most significant commitments are those in Spain and Mexico and, to a lesser extent, in the United States and Turkey. The remaining commitments are located mostly in Portugal and South America. Unless otherwise required by local regulation, all defined benefit plans have been closed to new entrants, who instead are able to participate in the Group´s defined contribution plans.

Both the costs and the present value of the commitments are determined by independent qualified actuaries using the “projected unit credit” method.

In order to guarantee the good governance of these plans, the Group has established specific benefits committees. These benefit committees include members from the different areas of the business to ensure that all decisions are made taking into consideration all of the associated impacts.

The following table sets out the key actuarial assumptions used in the valuation of these commitments as of December 31, 2017, 2016 and 2015

Actuarial Assumptions (Millions of euros)
		2017				2016				2015
	Spain	Mexico	USA	Turkey	Spain	Mexico	USA	Turkey	Spain	Mexico	USA	Turkey
Discount rate	1.24%	9.48%	3.57%	11.60%	1.50%	9.95%	4.04%	11.50%	2.00%	9.30%	4.30%	10.30%
Rate of salary increase	-	4.75%	-	9.90%	1.50%	4.75%	3.00%	9.30%	2.00%	4.75%	3.00%	8.60%
Rate of pension increase	-	2.13%	-	8.40%	-	2.13%	-	7.80%	-	2.13%	-	7.10%
Medical cost trend rate	-	7.00%	-	12.60%	-	6.75%	-	10.92%	-	6.75%	-	9.94%
Mortality tables	PERM/F 2000P	EMSSA09	RP 2014	CSO2001	PERM/F 2000P	EMSSA97 (adjustment EMSSA09)	RP 2014	CSO2001	PERM/F 2000P	EMSSA 97	RP 2014	CSO2001

In Spain, the discount rate shown as of December, 31, 2017, corresponds to the weighted average rate, the actual discount rates used are 0.50% and 1.75% depending on the type of commitment.

Discount rates used to value future benefit cash flows have been determined by reference to high quality corporate bonds (Note 2.2.12) denominated in Euro in the case of Spain, Mexican peso for Mexico and USD for the United States, and government bonds denominated in new Turkish Lira for Turkey.

The expected return on plan assets has been set in line with the adopted discount rate.

Assumed retirement ages have been set by reference to the earliest age at which employees are entitled to retire, the contractually agreed age in the case of early retirements in Spain or by using retirement rates.

Changes in the main actuarial assumptions may affect the valuation of the commitments. The table below shows the sensitivity of the benefit obligations to changes in the key assumptions

Sensitivity Analysis (Millions of euros)
	Basis points change	2017		2016
		Increase	Decrease	Increase	Decrease
Discount rate	50	(352)	386	(367)	401
Rate of salary increase	50	5	(5)	9	(9)
Rate of pension increase	50	23	(22)	28	(27)
Medical cost trend rate	100	290	(225)	263	(204)
Change in obligation from each additional year of longevity	-	155	-	121	-

The sensitivities provided above have been determined at the date of these consolidated financial statements, and reflect solely the impact of changing one individual assumption at a time, keeping the rest of the assumptions unchanged, thereby excluding the effects which may result from combined assumption changes.

In addition to the commitments to employees shown above, the Group has other less material long-term employee benefits. These include long-service awards, which consist of either an established monetary award or some vacation days granted to certain groups of employees when they complete a given number of years of service. As of December 31, 2017, 2016 and 2015, the actuarial liabilities for the outstanding awards amounted to €67 million, €69 million, and €68 million, respectively. These commitments are recorded under the heading "Provisions - Other long-term employee benefits" of the accompanying consolidated balance sheet (see Note 24).

As described above, the Group maintains both pension and medical post-employment benefit commitments with their employees

Post-employment commitments and similar obligations

These commitments relate mostly to pensions in payment, and which have been determined based on salary and years of service. For most plans, pension payments are due on retirement, death and long term disability.

In addition, during the year 2017, Group entities in Spain offered certain employees the option to take retirement or early retirement (that is, earlier than the age stipulated in the collective labor agreement in force). This offer was accepted by 731 employees (613 and 1,817 employees during years 2016 and 2015, respectively). These commitments include both the compensation and indemnities due as well as the contributions payable to external pension funds during the early retirement period. As of December 31, 2017, 2016 and 2015, the value of these commitments amounted to €2,210 million, €2,559 million and €2,855 million, respectively.

The change in the benefit plan obligations and plan assets as of December 31, 2017 was as follows

Post-employment commitments 2017 (Millions of euros)
	Defined Benefit Obligation
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	6,157	455	385	447	392
Current service cost	4	5	3	21	5
Interest income or expense	78	44	14	45	9
Contributions by plan participants	-	-	-	3	1
Past service costs (1)	235	1	-	4	3
Remeasurements:	(46)	48	20	113	(3)
From changes in demographic assumptions	-	22	(2)	-	(3)
From changes in financial assumptions	(33)	18	22	81	4
Other actuarial gain and losses	(13)	7	-	32	(4)
Benefit payments	(906)	(41)	(14)	(24)	(10)
Effect on changes in foreign exchange rates	-	(41)	(47)	(89)	(9)
Conversions to defined contributions	(82)	-	-	-	-
Other effects	2	-	(2)	-	(1)
Balance at the end	5,442	470	360	520	387
Of which:
Vested benefit obligation relating to current employees	111
Vested benefit obligation relating to retired employees	5,331

Post-employment commitments 2017 (Millions of euros)
	Plan Assets
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	358	514	339	348	349
Current service cost	-	-	-	-	1
Interest income or expense	5	50	13	36	7
Contributions by plan participants	-	-	-	3	1
Employer contributions	-	1	-	16	8
Past service costs (1)	-	-	-	-	1
Remeasurements:	21	10	11	101	(2)
Return on plan assets (2)	21	10	11	101	(2)
Benefit payments	(64)	(40)	(12)	(12)	(7)
Effect on changes in foreign exchange rates	-	(46)	(41)	(68)	(4)
Other effects	-	-	(1)	-	-
Balance at the end	320	488	309	424	351

Post-employment commitments 2017 (Millions of euros)
	Net Liability (Asset)
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	5,799	(59)	46	99	43
Current service cost	4	5	3	21	5
Interest income or expense	73	(6)	1	9	2
Employer contributions	-	(1)	-	(16)	(8)
Past service costs (1)	235	1	-	4	3
Remeasurements:	(67)	38	9	12	(1)
Return on plan assets (2)	(21)	(10)	(11)	(101)	2
From changes in demographic assumptions	-	22	(2)	-	(3)
From changes in financial assumptions	(33)	18	22	81	4
Other actuarial gain and losses	(13)	7	-	32	(4)
Benefit payments	(842)	(1)	(2)	(11)	(3)
Effect on changes in foreign exchange rates	-	5	(5)	(21)	(5)
Conversions to defined contributions	(82)	-	-	-	-
Other effects	2	-	(1)	-	(1)
Balance at the end	5,122	(18)	51	96	36

(1) Including gains and losses arising from settlements.

(2)Excluding interest, which is recorded under "Interest income or expense".

The change in net liabilities (assets) during the years ended 2016 and 2015 was as follows:

Post-employment commitments (Millions of euros)
	2016: Net liability (asset)					2015: Net liability (asset)
	Spain	Mexico	USA	Turkey	Rest of the world	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	6,109	(79)	35	97	24	5,830	(94)	38	-	69
Current service cost	10	6	4	22	5	9	8	3	2	4
Interest income or expense	98	(7)	1	8	2	123	(10)	1	4	3
Employer contributions	-	(14)	(1)	(17)	(9)	-	(1)	-	-	(7)
Past service costs (1)	240	1	-	4	(4)	550	(15)	-	2	-
Remeasurements:	188	23	10	8	11	112	29	(9)	10	7
Return on plan assets (2)	(35)	23	3	(23)	(8)	-	50	19	(54)	(3)
From changes in demographic assumptions	-	2	(5)	-	(1)	-	-	(7)	15	-
From changes in financial assumptions	192	(22)	13	(23)	37	101	(23)	(18)	(25)	3
Other actuarial gain and losses	31	19	(1)	54	(17)	11	2	(3)	74	7
Benefit payments	(867)	-	(3)	(9)	(2)	(913)	-	(20)	(4)	(3)
Settlement payments	(43)	-	-	-	-	-	-	17	-	-
Business combinations and disposals	-	-	-	-	-	378	-	-	96	-
Effect on changes in foreign exchange rates	-	10	2	(15)	(4)	1	5	4	(11)	(45)
Other effects	63	-	(3)	-	20	23	1	(1)	-	(1)
Balance at the end	5,799	(59)	46	99	42	6,109	(78)	33	98	23

(1) Includes gains and losses from settlements.

(2) Excludes interest which is reflected in the line item “Interest income and expenses”.

In Spain, local regulation requires that pension and death benefit commitments must be funded, either through a qualified pension plan or an insurance contract.

In the Spanish entities these commitments are covered by insurance contracts which meet the requirements of the accounting standard regarding the non-recoverability of contributions. However, a significant number of the insurance contracts are with BBVA Seguros, S.A.– a consolidated subsidiary and related party – and consequently these policies cannot be considered plan assets under IAS 19. For this reason, the liabilities insured under these policies are fully recognized under the heading "Provisions – Pensions and other post-employment defined benefit obligations" of the accompanying consolidated balance sheet (see Note 24), while the related assets held by the insurance company are included within the Group´s consolidated assets (registered according to the classification of the corresponding financial instruments). As of December 31, 2017 the value of these separate assets was €2,689 million, representing direct rights of the insured employees held in the consolidated balance sheet, hence these benefits are effectively fully funded.

On the other hand, some pension commitments have been funded through insurance contracts with insurance companies not related to the Group, and can therefore be considered qualifying insurance policies and plan assets under IAS 19. In this case the accompanying consolidated balance sheet reflects the value of the obligations net of the fair value of the qualifying insurance policies. As of December 31, 2017, 2016 and 2015, the fair value of the aforementioned insurance policies (€320, €358 million and €380 million, respectively) exactly match the value of the corresponding obligations and therefore no amount for this item has been recorded in the accompanying consolidated balance sheet.

Pensions benefits are paid by the insurance companies with whom BBVA has insurance contracts and to whom all insurance premiums have been paid. The premiums are determined by the insurance companies using “cash flow matching” techniques to ensure that benefits can be met when due, guaranteeing both the actuarial and interest rate risk.

In Mexico, there is a defined benefit plan for employees hired prior to 2001. Other employees participate in a defined contribution plan. External funds/trusts have been constituted locally to meet benefit payments as required by local regulation.

In the United States there are mainly two defined benefit plans, both closed to new employees, who instead are able to join a defined contribution plan. External funds/trusts have been constituted locally to fund the plans, as required by local regulation.

In 2008, the Turkish government passed a law to unify the different existing pension systems under a single umbrella Social Security system. Such system provides for the transfer of the various previously established funds.

The financial sector is in this stage at present, maintaining these pension commitments managed by external pension funds (foundations) established for that purpose.

The Foundation that maintains the assets and liabilities relating to employees of Garanti in Turkey, as per the local regulatory requirements, has registered an obligation amounting to €228 million as of December 31, 2017 pending future transfer to the Social Security system.

Furthermore, Garanti has set up a defined benefit pension plan for employees, additional to the social security benefits, reflected in the consolidated balance sheet.

Until the year 2016, he Bank also had commitments to pay indemnities to certain employees and members of the Group’s Senior Management in the event that they cease to hold their positions for reasons other than their own will, retirement, disability or serious dereliction of duties. The amount will be calculated according to the salary and professional conditions of each employee, taking into consideration fixed elements of the remuneration and the length of office at the Bank. Under no circumstances indemnities will be paid in cases of disciplinary dismissal for misconduct upon decision of the employer on grounds of the employee's serious dereliction of duties

Medical benefit commitments

The change in defined benefit obligations and plan assets during the years 2017, 2016 and 2015 was as follows

Medical Benefits Commitments
	2017			2016			2015
	Defined Benefit Obligation	Plan assets	Net liability (asset)	Defined Benefit Obligation	Plan assets	Net liability (asset)	Defined Benefit Obligation	Plan assets	Net liability (asset)
Balance at the beginning	1,015	1,113	(98)	1,022	1,149	(127)	1,083	1,240	(157)
Current service cost	26	-	26	24	-	24	31	-	31
Interest income or expense	101	112	(11)	86	97	(11)	95	109	(14)
Employer contributions	-	-	-	-	114	(114)	-	-	-
Past service costs (1)	(11)	-	(11)	(5)	-	(5)	1	-	1
Remeasurements:	200	21	179	59	(60)	119	(87)	(94)	7
Return on plan assets (2)	-	21	(21)	-	(60)	60	-	(94)	94
From changes in demographic assumptions	83	-	83	110	-	110	-	-	-
From changes in financial assumptions	128	-	128	(91)	-	(91)	(91)	-	(91)
Other actuarial gain and losses	(10)	-	(10)	39	-	39	4	-	4
Benefit payments	(35)	(33)	(2)	(33)	(30)	(2)	(30)	(30)	-
Settlement payments	-	-	-	-	-	-	(2)	-	(2)
Effect on changes in foreign exchange rates	(92)	(100)	8	(138)	(156)	18	(69)	(76)	8
Balance at the end	1,204	1,114	91	1,015	1,113	(98)	1,022	1,149	(127)

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

In Mexico there is a medical benefit plan for employees hired prior to 2007. New employees from 2007 are covered by a medical insurance policy. An external trust has been constituted locally to fund the plan, in accordance with local legislation and Group policy.

In Turkey employees are currently provided with medical benefits through a foundation in collaboration with the Social Security system, although local legislation prescribes the future unification of this and similar systems into the general Social Security system itself.

The valuation of these benefits and their accounting treatment follow the same methodology as that employed in the valuation of pension commitments

Estimated benefit payments

As of December 31, 2017, the estimated benefit payments over the next ten years for all the entities in Spain, Mexico, The United States and Turkey are as follows

Estimated Benefit Payments (Millions of euros)
	2018	2019	2020	2021	2022	2023-2027
Commitments in Spain	753	681	596	500	402	1,101
Commitments in Mexico	78	79	83	90	95	591
Commitments in United States	15	16	17	18	18	101
Commitments in Turkey	25	15	17	20	22	189
Total	871	791	713	628	537	1,982

The majority of the Group´s defined benefit plans are funded by plan assets held in external funds/trusts legally separate from the Group sponsoring entity. However, in accordance with local regulation, some commitments are not externally funded and covered through internally held provisions, principally those relating to early retirements in Spain.

Plan assets are those assets which will be used to directly settle the assumed commitments and which meet the following conditions: they are not part of the Group sponsoring entities assets, they are available only to pay post-employment benefits and they cannot be returned to the Group sponsoring entity.

To manage the assets associated with defined benefit plans, BBVA Group has established investment policies designed according to criteria of prudence and minimizing the financial risks associated with plan assets.

The investment policy consists of investing in a low risk and diversified portfolio of assets with maturities consistent with the term of the benefit obligation and which, together with contributions made to the plan, will be sufficient to meet benefit payments when due, thus mitigating the plans‘ risks.

In those countries where plan assets are held in pension funds or trusts, the investment policy is developed consistently with local regulation. When selecting specific assets, current market conditions, the risk profile of the assets and their future market outlook are all taken into consideration. In all the cases, the selection of assets takes into consideration the term of the benefit obligations as well as short-term liquidity requirements.

The risks associated with these commitments are those which give rise to a deficit in the plan assets. A deficit could arise from factors such as a fall in the market value of plan assets, an increase in long-term interest rates leading to a decrease in the fair value of fixed income securities, or a deterioration of the economy resulting in more write-downs and credit rating downgrades.

The table below shows the allocation of plan assets of the main companies of the BBVA Group as of December 31, 2017

Plan Assets Breakdown (Millions of euros)
2017
Cash or cash equivalents	68
Debt securities (Government bonds)	2,178
Property	1
Mutual funds	1
Insurance contracts	4
Other investments	10
Total	2,261
Of which:
Bank account in BBVA	5
Debt securities issued by BBVA	3

In addition to the above there are plan assets relating to the previously mentioned insurance contracts in Spain and the foundation in Turkey

The following table provides details of investments in listed securities (Level 1) as of December 31, 2017:

Investments in listed markets
2017
Cash or cash equivalents	68
Debt securities (Government bonds)	2,178
Mutual funds	1
Total	2,247
Of which:
Bank account in BBVA	5
Debt securities issued by BBVA	3

The remainders of the assets are mainly invested in Level 2 assets in in accordance with the classification established under IFRS 13 (mainly insurance contracts). As of December 31, 2017, almost all of the assets related to employee’s commitments corresponded to fixed income securities

Defined contribution plans

Certain Group entities sponsor defined contribution plans. Some of these plans allow employees to make contributions which are then matched by the employer.

Contributions are recognized as and when they are accrued, with a charge to the consolidated income statement in the corresponding year. No liability is therefore recognized in the accompanying consolidated balance sheet (see Note 44.1)